Acquisition - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 22, 2013	Mar. 22, 2013
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Goodwill	$ 1,260,037	$ 1,260,037	$ 1,090,037
Vaporfection International Inc. [Member]
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Machinery and equipment				$ 70,000
Goodwill				895,000	$ 895,000
Total assets acquired				1,635,000
Fair value of liabilities assumed				(469,000)
Net fair value				1,166,000
Customer Relationships [Member] | Vaporfection International Inc. [Member]
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets				314,000
Trademarks and Trade Names [Member] | Vaporfection International Inc. [Member]
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets				46,000
Noncompete Agreements [Member] | Vaporfection International Inc. [Member]
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets				23,000
IP and Related Technology [Member] | Vaporfection International Inc. [Member]
ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets				$ 287,000